Fair Value Measurements (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total fair value | Foreign currency forward contract
Liabilities:
Derivative liabilities		707
Significant other observable inputs (Level 2) | Foreign currency forward contract
Liabilities:
Derivative liabilities		707
Recurring | Total fair value
Assets:
Total	4,195
Liabilities:
Total		4,440
Recurring | Total fair value | Foreign currency forward contract
Assets:
Derivative assets	4,195
Recurring | Total fair value | Interests rate swap contract
Liabilities:
Derivative liabilities		3,733
Recurring | Significant other observable inputs (Level 2)
Assets:
Total	4,195
Liabilities:
Total		707
Recurring | Significant other observable inputs (Level 2) | Foreign currency forward contract
Assets:
Derivative assets	4,195
Recurring | Significant unobservable inputs (Level 3)
Liabilities:
Total		3,733
Recurring | Significant unobservable inputs (Level 3) | Interests rate swap contract
Liabilities:
Derivative liabilities		3,733